GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Golar LNG Partners LP (the "Partnership," "we," "our," or "us") was formed as an indirect wholly-owned subsidiary of Golar LNG Limited ("Golar") in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to us interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas ("LNG") carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit ("FSRU"), the Golar Spirit.

In April 2011, Golar contributed to us the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, we completed our initial public offering ("IPO").  In connection with the IPO, (i) we issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in us; (ii) we issued to Golar GP LLC, a wholly-owned subsidiary of Golar and our general partner (the "General Partner"), a 2% general partner interest in us and 81% of our incentive distribution rights ("IDRs"); (iii) we issued to Golar LNG Energy Limited, a subsidiary of Golar ("Golar Energy"), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to us were deemed to be a reorganization of entities under common control. As a result, we recorded these transactions at Golar’s historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter ("Initial Fleet"), are collectively referred to as the "Combined Entity".

In October 2011 and July 2012, we acquired from Golar interests in subsidiaries that own and operate the FSRUs, the Golar Freeze and the Nusantara Regas Satu ("NR Satu"), respectively. In addition, in November 2012, we acquired from Golar interests in subsidiaries that lease and operate the LNG carrier, the Golar Grand. These transactions are also deemed to be a reorganization of entities under common control. As a result, our financial statements prior to the date the vessels were acquired were retroactively adjusted to include these vessels (herein collectively referred to as the "Dropdown Predecessor") during the periods they and we were under common control of Golar. The excess of the consideration paid by us over Golar’s historical costs is accounted for as an equity distribution to Golar (refer to note 25(k)).

Under the Partnership Agreement, the general partner has irrevocably delegated to our board of directors the power to oversee and direct the operations, manage and determine the strategies and policies of Golar Partners. During the period from the IPO in April 2011 until the time of our first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of our board of directors. From the first AGM, four of our seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, we are no longer considered to be under common control of Golar, and from December 13, 2012, we no longer account for vessel acquisitions from Golar as transfers of equity interests between entities under common control.

In February 2013 and March 2014, we acquired from Golar 100% interests in the subsidiaries that own and operate the LNG carrier, the Golar Maria, and the FSRU, the Golar Igloo, respectively, which we accounted for as acquisitions of a business. Accordingly, the results of the Golar Maria and the Golar Igloo are consolidated into our results from the date of their acquisitions. There has been no retroactive restatement of our financial statements to reflect the historical results of the Golar Maria and the Golar Igloo prior to their acquisition.

As of December 31, 2014, we operated a fleet of five FSRUs and four LNG carriers.  Our vessels operate under long-term charter contracts with expiration dates between 2017 and 2024, except for the Golar Grand, which operates on a medium-term charter with an initial term that expired in February 2015. Please see note 25.

The consolidated financial statements have been prepared assuming that we will continue as a going concern.  As of December 31, 2014, we recorded net current liabilities of $136.3 million. Included in current liabilities are short term loan obligations that mature before December 31, 2015 and are therefore, presented as current debt.  We have a debt facility in respect of the Golar Maria of $79.5 million that matures in December 2015 and the commercial loan tranche under the Golar Freeze facility of $39.6 million that matures in June 2015.

In April 2015, we obtained a signed term sheet from certain lenders in an amount equal to the lesser of $180 million or 60% of the combined fair market value of the Golar Maria and Golar Freeze (of which $120 million is a binding commitment), to refinance the Golar Maria credit facility and the commercial loan tranche of the Golar Freeze credit facility. The entry into the new credit agreement to refinance these facilities is subject to the negotiation and execution of a definitive credit agreement and the satisfaction of conditions ordinarily contained in these types of credit agreements. There is no assurance that such proposed new credit agreement will be executed or that it will become effective prior to the maturity of the Golar Maria facility and the commercial loan tranche of the Golar Freeze facility. In addition, the cash expected to be generated from operations (assuming the current market rates from existing charters) will be sufficient to cover our operational cash outflows and our ongoing obligations under our financing commitments to pay loan interest and make scheduled loan repayments.  Furthermore, included within current liabilities as of December 31, 2014, are: (i) mark-to-market valuations of swap derivatives of $71.9 million (includes $56.6 million mark-to-market valuations for our cross-currency interest rate swap). The swaps mature between 2016 and 2020. We have no intention of terminating these swaps before their maturity and hence realizing these liabilities; (ii) deferred dry docking and operating cost revenue of $20.6 million which relates to charter hire received in advance from our charterers, thus, no cash outflows are expected in respect of these liabilities in the next twelve months.